Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Revenues
Net sales		$ 6,300	$ 5,290	[1]
Finance, interest and other income		473	495	[1]
Total Revenues		6,773	5,785	[1]
Costs and Expenses
Cost of goods sold		5,256	4,482	[1]
Selling, general and administrative expenses		590	539	[1]
Research and development expenses		227	191	[1]
Restructuring expenses		3	12	[1]
Interest expense		200	219	[1]
Other, net		251	263	[1]
Total Costs and Expenses		6,527	5,706	[1]
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		246	79	[1]
Income tax (expense)		(63)	(51)	[1]
Equity in income of unconsolidated subsidiaries and affiliates		19	18	[1]
Net income	[2]	202	46	[1],[3]
Industrial Activities [Member]
Revenues
Net sales		6,300	5,290
Finance, interest and other income		27	36
Total Revenues		6,327	5,326
Costs and Expenses
Cost of goods sold		5,256	4,482
Selling, general and administrative expenses		527	474
Research and development expenses		227	191
Restructuring expenses		3	11
Interest expense		120	139
Other, net		80	69
Total Costs and Expenses		6,213	5,366
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		114	(40)
Income tax (expense)		(23)	(13)
Equity in income of unconsolidated subsidiaries and affiliates		8	12
Results from intersegment investments		103	87
Net income		202	46
Financial Activities [Member]
Revenues
Finance, interest and other income		502	512
Total Revenues		502	512
Costs and Expenses
Selling, general and administrative expenses		63	65
Restructuring expenses			1
Interest expense		136	131
Other, net		171	196
Total Costs and Expenses		370	393
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		132	119
Income tax (expense)		(40)	(38)
Equity in income of unconsolidated subsidiaries and affiliates		11	6
Net income		$ 103	$ 87

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).